CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenues	$ 262,256,112	¥ 1,803,881,198	¥ 2,140,871,979	¥ 2,132,680,185
Cost of goods sold	241,710,246	1,662,560,180	1,907,898,919	1,950,614,338
Gross profit	20,545,866	141,321,018	232,973,060	182,065,847
Operating expenses (income), net:
Selling	512,307	3,523,809	3,657,645	4,164,703
General and administrative	7,696,043	52,935,840	49,015,721	48,413,749
Government subsidy	0		(117,216,600)	0
Others, net	(144,500)	(993,917)	(104,649)	(4,086,154)
Impairment losses of property, plant and equipment	7,268,586	49,995,656	0	0
Total operating expenses(income), net	15,332,436	105,461,388	(64,647,883)	48,492,298
Income from operations	5,213,429	35,859,630	297,620,943	133,573,549
Interest income	556,920	3,830,674	4,154,446	4,043,903
Interest expense	(9,069,499)	(62,382,917)	(66,125,464)	(52,669,508)
Income (loss) before income tax expenses	(3,299,150)	(22,692,613)	235,649,925	84,947,944
Income tax (credit) expenses (note 14)
Current	2,402,109	16,522,472	58,912,481	19,481,789
Deferred | ¥				1,755,197
Income tax expenses	2,402,109	16,522,472	58,912,481	21,236,986
Net income (loss) attributable to ordinary shareholders	(5,701,259)	(39,215,085)	176,737,444	63,710,958
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(6,142)	(42,248)	61,376	(59,426)
Other comprehensive income (loss)	(6,142)	(42,248)	61,376	(59,426)
Total comprehensive income attributable to ordinary shareholders	$ (5,707,401)	¥ (39,257,333)	¥ 176,798,820	¥ 63,651,532
Earnings (loss) per share (note 2):
Basic and Diluted (in CNY or dollars per share) | (per share)	$ (0.22)	¥ (1.52)	¥ 6.87	¥ 2.48
Weighted average ordinary shares outstanding (note 2):
Basic and diluted (in shares) | shares	25,725,000	25,725,000	25,725,000	25,725,000